Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets	Other non-current assets comprise:

(€ million)	2024	2023	2022
Equity instruments at fair value through other comprehensive income (D.7.1.)	1,559	1,088	936
Debt instruments at fair value through other comprehensive income (D.7.2.)	357	346	329
Other financial assets at fair value through profit or loss (D.7.3.)	1,027	808	823
Pre-funded pension obligations (Note D.19.1.)	156	271	269
Long-term prepaid expenses	152	114	286
Long-term loans and advances and other non-current receivables(a)	502	591	452
Derivative financial instruments (Note D.20.)	—	—	—
Total	3,753	3,218	3,095
(a)As of December 31, 2024, this line includes:
–Loan of €149 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022;
–a receivable under a sub-lease amounting to €116 million (€181 million before discounting), versus €132 million (or €195 million before discounting) as of December 31, 2023.